Share-based payments (Details 3)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Payments
Most relevant vesting periods for the grants outstanding	50.97%	53.82%
Most relevant vesting periods for grants outstanding1	42.78%	37.32%
Description of awards vesting period	3.8 years	3.1 years